Condensed Consolidated Statement of Changes in Stockholders’ Equity (Unaudited) (Parenthetical)	Mar. 31, 2018 $ / shares
Preferred stock, par value	$ 0.001
Common stock, par value	0.001
Series A Preferred Stock [Member]
Preferred stock, par value	0.001
Common Stock [Member]
Common stock, par value	$ 0.001